Provisions - Summary of Provisions (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	₽ 8,541	₽ 7,173	₽ 6,916
Arising during the year	2,326	2,620	2,205
Utilized	(1,016)	(606)	(1,436)
Revision in estimated cash flow and discount rate change	1,180	(309)	82
Unused amounts reversed	(1,406)	(854)	(963)
Unwinding of discount	345	302	311
Exchange differences	(174)	215	58
Ending balance	9,796	8,541	7,173
Current	4,558	4,822	3,359
Non-current	5,238	3,719	3,814
Rehabilitation provision [member]
Disclosure of other provisions [line items]
Beginning balance	3,908	3,992	3,678
Utilized	(30)	(77)	(79)
Revision in estimated cash flow and discount rate change	1,180	(309)	82
Unwinding of discount	345	302	311
Ending balance	5,403	3,908	3,992
Current	165	189	178
Non-current	5,238	3,719	3,814
Provisions for legal claims [member]
Disclosure of other provisions [line items]
Beginning balance	3,102	2,290	746
Arising during the year	1,346	1,516	2,175
Utilized	(264)	(273)	(451)
Unused amounts reversed	(1,200)	(646)	(180)
Exchange differences	(150)	215
Ending balance	2,834	3,102	2,290
Current	2,834	3,102	2,290
Provisions on taxes other than income tax, fines and penalties [member]
Disclosure of other provisions [line items]
Beginning balance	583	576	760
Arising during the year	980	199	23
Utilized			(1)
Unused amounts reversed	(9)	(188)	(232)
Exchange differences	(19)	(4)	26
Ending balance	1,535	583	576
Current	1,535	583	576
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	948	315	1,732
Arising during the year		905	7
Utilized	(722)	(256)	(905)
Unused amounts reversed	(197)	(20)	(551)
Exchange differences	(5)	4	32
Ending balance	24	948	315
Current	₽ 24	₽ 948	₽ 315